Inventory (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Inventories [Abstract]
Inventory – finished goods	R 51,263	R 57,013
Write-down of inventory to net realizable value	R (4,112)	R (9,294)	R (9,967)